FAIR VALUE MEASUREMENT (Details 1) (Contingent Consideration Liability [Member], Bond [Member], USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014
Contingent Consideration Liability [Member] | Bond [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition as at acquisition date of April 1, 2013	$ 21,836,462	$ 22,691,011
Change in fair-value (included within other expenses, net)	854,549	7,988,640
Balance	$ 22,691,011	$ 30,679,651